Details of Significant Accounts - Schedule of Property, Plant and Equipment (Details) - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	$ 43,279	$ 47,996
Ending balance	53,056	48,264
Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	120,307	99,423
Additions	2,192	8,284
Reductions	0	(1,229)
Ending balance	122,499	106,478
Cost [Member] | Machinery [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	107,984	91,594
Additions	0	3,880
Reductions	0	(160)
Ending balance	107,984	95,314
Cost [Member] | Others [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	12,323	7,829
Additions	2,192	4,404
Reductions	0	(1,069)
Ending balance	14,515	11,164
Accumulated Depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	(66,695)	(51,427)
Additions	(555)	(8,016)
Reductions	0	1,229
Ending balance	(67,250)	(58,214)
Accumulated Depreciation [Member] | Machinery [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	(61,946)	(47,185)
Additions	0	(7,202)
Reductions	0	160
Ending balance	(61,946)	(54,227)
Accumulated Depreciation [Member] | Others [member]
Schedule of Property, Plant and Equipment [Line Items]
Opening balance	(4,749)	(4,242)
Additions	(555)	(814)
Reductions	0	1,069
Ending balance	$ (5,304)	$ (3,987)